Market risk	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Market risk

14	Market risk

Market risk management

The geopolitical situation in Eastern Europe intensified on February 24, 2022 with the commencement of the conflict between Russia and Ukraine. As at the date of authorising these consolidated financial statements for issue, the conflict continues to evolve as military activity proceeds. In addition to the impact of the events on entities that have operations in Russia, Ukraine, or Belarus or that conducting business with their counterparties, the conflict is increasingly affecting economies and financial markets globally and exacerbating ongoing economic challenges.

The European Union as well as United States of America, Switzerland, United Kingdom and other countries imposed a series of restrictive measures (sanctions) against the Russian and Belarussian government, various companies, and certain individuals. The sanctions imposed include an asset freeze and a prohibition from making funds available to the sanctioned individuals and entities. In addition, travel bans applicable to the sanctioned individuals prevent them from entering or transiting through the relevant territories. The Republic of Cyprus has adopted United Nations and European Union measures. The rapid deterioration of the conflict in Ukraine may as well lead to the possibility of further sanctions in the future.

Emerging uncertainty regarding global supply of commodities due to the conflict between Russia and Ukraine conflict may also disrupt certain global trade flows and place significant upward pressure on commodity prices and input costs as seen through early March 2022. Challenges for companies may include availability of funding to ensure access to raw materials, ability to finance margin payments and heightened risk of contractual non-performance.

The Israel-Gaza conflict has escalated significantly after Hamas launched a major attack on 7 October 2023. Companies with material subsidiary, operations, investments, contractual arrangements or joint ventures in the war area might be significantly exposed. Entities that do not have direct exposure to Israel and the Gaza Strip are likely to be affected by the overall economic uncertainty and negative impacts on the global economy and major financial markets arising from the war. This is a volatile period and situation, however, the Company is not directly exposed. Management will continue to monitor the situation closely and take appropriate actions when and if needed.

The impact on the Company largely depends on the nature and duration of uncertain and unpredictable events, such as further military action, additional sanctions, and reactions to ongoing developments by global financial markets. The financial effect of these current crisis on the global economy and overall business activities cannot be estimated with reasonable certainty at this stage, due to the pace at which these conflicts advance and the high level of uncertainties arising from the inability to reliably predict the outcome.

The Company has no direct exposure to Russia, Ukraine, and Belarus or to Israel and the Gaza Strip and as such does not expect significant impact from direct exposures to these countries.

Despite the limited direct exposure, the conflicts are expected to negatively impact the tourism and services industries in Cyprus. Furthermore, the increasing energy prices, fluctuations in foreign exchange rates, unease in stock market trading, rises in interest rates, supply chain disruptions and intensified inflationary pressures may indirectly impact the operations of the Company. The indirect implications will depend on the extent and duration of these crisis and remain uncertain.

Management has considered the unique circumstances and the risk exposures of the Company and has concluded that there is no significant impact on the Company’s profitability position. These events are not expected to have an immediate material impact on the Company’s business operations. Management will continue to monitor the situation closely and will assess the need for further action in case the crisis becomes prolonged.